Expense Example	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class E Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Class Y Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class B Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class I Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Class Y Expense Example, with Redemption, 10 Years
USD ($)	682	908	1,151	1,849	607	940	1,198	2,130	193	597	1,026	2,016	366	661	976	1,859	89	278	482	1,073	73	227	395	883	149	462	797	1,746	114	356	617	1,363	678	896	1,131	1,806	594	900	1,132	2,014	185	573	985	1,940	88	274	477	1,061	73	227	395	883	148	459	792	1,735	109	347	603	1,338	544	791	1,058	1,819	571	982	1,320	2,388	175	592	1,035	2,069	76	269	478	1,082	74	230	401	894	149	462	797	1,746	98	340	601	1,349	724	1,078	1,456	2,513	805	1,568	2,244	3,870	234	765	1,322	2,653	114	401	709	1,583	96	345	613	1,379	172	577	1,007	2,205	138	475	835	1,850